Offsets	Mar. 01, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	BILLION GROUP HOLDINGS Ltd
Form or Filing Type	F-1
File Number	333-289934
Initial Filing Date	Aug. 29, 2025
Fee Offset Claimed	$ 1,690.22
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares, par value $0.0001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 9,600,000.00
Termination / Withdrawal Statement	The Registrant’s Registration Statement on Form F-1 (File No. 333-289934) was initially filed on August 29, 2025 and was declared effective on November 17, 2025. There were no sales of the Registrant’s securities under such Registration Statement and the Registrant requested the SEC’s consent to the withdrawal of such Registration Statement on February 27, 2026.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	BILLION GROUP HOLDINGS Ltd
Form or Filing Type	F-1
File Number	333-289934
Filing Date	Aug. 29, 2025
Fee Paid with Fee Offset Source	$ 1,690.22